Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                               September 28, 2016




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:          Advisors Disciplined Trust 1688 (the "Fund")
                      (File No. 333-211036) (CIK# 1662277)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 27, 2016.

                                Very truly yours,

                                Advisors Disciplined Trust 1688

                                By: Advisors Asset Management, Inc.



                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President